Consolidated statement of changes in equity (Parenthetical)		12 Months Ended
		Dec. 31, 2018 USD ($) $ / shares shares		Dec. 31, 2017 USD ($) $ / shares shares		Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2018 SGD ($) shares	May 31, 2018 USD ($)	Jul. 31, 2017 USD ($)	Feb. 28, 2017 USD ($)	Aug. 31, 2016 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2003 USD ($)	Dec. 31, 2000 USD ($)
Reduction of issued capital		$ 6,088,000,000
Cumulative goodwill		5,138,000,000
Gain (loss) on acquisition related costs		149,000,000
Gain (loss) on contingent forward contract		$ (121,000,000)
Dividends paid on ordinary shares per share (in usd per share) | $ / shares		$ 0.51		$ 0.51		$ 0.51
Total equity		$ 194,249,000,000		$ 197,871,000,000		$ 182,578,000,000
Cancellation of shares		(1,998,000,000)	[1],[2]	(3,000,000,000)	[3]
– profit for the year		15,025,000,000		11,879,000,000		$ 3,446,000,000
Currency Risk, Rights Issue
Gains (losses) on hedging instrument		(344,000,000)
Pension Plan | Principal plan
Remeasurement effects recognised in other comprehensive income		321,000,000		(3,140,000,000)
Pension Plan | Principal plan | Present value of defined benefit obligations
Remeasurement effects recognised in other comprehensive income		1,180,000,000		$ 1,730,000,000
$3,000m 6.000% Perpetual Subordinated Contingent Convertible Securities
Notional amount		$ 3,000,000,000
Other equity instruments interest rate		6.00%					6.00%
EUR 1,250m 4.750% Perpetual Subordinated Contingent Convertible Securities
Other equity instruments interest rate		4.75%					4.75%
$2,000m 6.875% Perpetual Subordinated Contingent Convertible Securities
Notional amount		$ 2,000,000,000
Other equity instruments interest rate		6.875%					6.875%
8.125% Perpetual Subordinated Capital Securities
Notional amount		$ 2,200,000,000
Other equity instruments interest rate		8.125%					8.125%
8.000% Perpetual Subordinated Capital Securities, Series 2
Notional amount		$ 3,800,000,000
Other equity instruments interest rate		8.00%					8.00%
Contingent Convertible Securities | GBP 1,000m 5.875% Perpetual Subordinated Contingent Convertible Securities
Other equity instruments interest rate		5.875%					5.875%
Contingent Convertible Securities | SGD 750m 5.000% Perpetual Subordinated Contingent Convertible Securities
Notional amount							$ 750,000,000
Other equity instruments interest rate		5.00%					5.00%
Contingent Convertible Securities | $3,000m 6.000% Perpetual Subordinated Contingent Convertible Securities
Notional amount		$ 3,000,000,000
Other equity instruments interest rate		6.00%					6.00%
Contingent Convertible Securities | SGD 1000m 4.700% Perpetual Subordinated Contingent Convertible Securities
Notional amount							$ 1,000,000,000
Other equity instruments interest rate		4.70%					4.70%
Contingent Convertible Securities | EUR 1,250m 4.750% Perpetual Subordinated Contingent Convertible Securities
Other equity instruments interest rate		4.75%					4.75%
Contingent Convertible Securities | $2,000m 6.875% Perpetual Subordinated Contingent Convertible Securities
Notional amount		$ 2,000,000,000
Other equity instruments interest rate		6.875%					6.875%
Capital Securities Classified As Equity | 8.125% Perpetual Subordinated Capital Securities
Other equity instruments interest rate		8.125%					8.125%
Capital Securities Classified As Equity | 8.000% Perpetual Subordinated Capital Securities, Series 2
Other equity instruments interest rate		8.00%					8.00%
Treasury shares
Number of shares outstanding | shares		379,926,645		360,590,019		353,356,251	379,926,645
Merger reserve
Cumulative goodwill		$ 3,469,000,000
Cumulative acquisition value												$ 15,796,000,000
Cumulative acquisition costs		614,000,000
Total equity	[4]	29,777,000,000		$ 27,308,000,000		$ 27,308,000,000
Transfers	[4],[5]	2,200,000,000
Merger reserve | HSBC France
Cumulative acquisition value														$ 8,290,000,000
Merger reserve | HSBC Finance Corporation
Cumulative acquisition value													$ 12,768,000,000
Retained earnings
Reduction of issued capital	[6],[7]	237,000,000
Cumulative goodwill		1,669,000,000
Total equity	[6],[7]	138,191,000,000		139,999,000,000		136,795,000,000
Transfers	[5],[6],[7]	(2,200,000,000)
Cancellation of shares	[1],[2],[6],[7]	(4,998,000,000)
– profit for the year	[6],[7]	13,727,000,000		10,798,000,000		2,479,000,000
Called up share capital and share premium
Total equity		23,789,000,000		20,337,000,000		22,715,000,000
Cancellation of shares	[3]			(3,000,000,000)
Available-for-sale fair value reserve
Total equity				$ (350,000,000)	[8]	$ (477,000,000)
HSBC Holdings
Reduction of issued capital		$ (6,079,000,000)
Dividends paid on ordinary shares per share (in usd per share) | $ / shares		$ 0.51		$ 0.51		$ 0.51
Total equity		$ 147,353,000,000		$ 103,787,000,000		$ 104,858,000,000
Cancellation of shares		(1,998,000,000)	[9]	(3,000,000,000)
Distributable reserve		30,705,000,000		38,031,000,000
– profit for the year		52,825,000,000		5,539,000,000		6,595,000,000
HSBC Holdings | Contingent Convertible Securities
Payments for debt issue costs		60,000,000		14,000,000		6,000,000
Intercompany debt issue costs		49,000,000		37,000,000
Tax effect of issuance of contingent convertible securities		11,000,000		10,000,000		4,000,000
HSBC Holdings | Contingent Convertible Securities | $4,150m Perpetual Subordinated Contingent Convertible Securities
Notional amount		4,150,000,000
HSBC Holdings | Contingent Convertible Securities | SGD 750m 5.000% Perpetual Subordinated Contingent Convertible Securities
Notional amount							$ 750,000,000
HSBC Holdings | Contingent Convertible Securities | $3,000m 6.000% Perpetual Subordinated Contingent Convertible Securities
Notional amount				$ 3,000,000,000
HSBC Holdings | Contingent Convertible Securities | $2,000m 6.875% Perpetual Subordinated Contingent Convertible Securities
Notional amount						$ 2,000,000,000
HSBC Holdings | Capital Securities Classified As Equity
Payments for debt issue costs		172,000,000
Intercompany debt issue costs		23,000,000
HSBC Holdings | Capital Securities Classified As Equity | 8.125% Perpetual Subordinated Capital Securities
Notional amount		$ 2,200
Other equity instruments interest rate		8.125%					8.125%
HSBC Holdings | Capital Securities Classified As Equity | 8.000% Perpetual Subordinated Capital Securities, Series 2
Notional amount							$ 3,800,000,000
Other equity instruments interest rate		8.00%					8.00%
HSBC Holdings | Treasury shares
Number of shares outstanding | shares		326,503,319		326,843,840		325,499,152	326,503,319
Total equity		$ 2,546,000,000		$ 2,542,000,000		$ 2,499,000,000
HSBC Holdings | Merger reserve
Total equity	[10]	37,599,000,000		35,127,000,000		35,127,000,000
Transfers	[10],[11]	2,200,000,000
Cancellation of shares	[9],[10]	269,000,000
Distributable reserve		15,731,000,000		15,731,000,000
HSBC Holdings | Retained earnings
Reduction of issued capital	[10],[12]	236,000,000
Total equity	[10],[12]	61,434,000,000		23,903,000,000		27,656,000,000
Transfers	[10],[11],[12]	(2,200,000,000)
Cancellation of shares	[10],[12]	(4,998,000,000)	[9]	0
Distributable reserve		14,974,000,000		22,300,000,000
– profit for the year	[10],[12]	52,825,000,000		5,539,000,000		6,595,000,000
HSBC Holdings | Retained earnings | HSBC Asia Holdings Overseas Limited
– profit for the year		44,893,000,000		0
HSBC Holdings | Available-for-sale fair value reserve
Total equity				59,000,000		112,000,000
HSBC Holdings | Share premium
Total equity		13,609,000,000		10,177,000,000		$ 12,619,000,000
Cancellation of shares		2,836,000,000	[9]	$ (2,836,000,000)
May 2018 Share Buy-Back Program
Authorized amount for share buy-back program								$ 2,000,000,000.0
February 2017 Share Buy-Back Program
Authorized amount for share buy-back program										$ 1,000,000,000.0
July 2017 Share Buy-Back Program
Authorized amount for share buy-back program									$ 2,000,000,000.0
August 2016 Share Buy-Back Program
Authorized amount for share buy-back program											$ 2,500,000,000.0
2017 Share Buy-Back Program | Merger reserve
Cancellation of shares	[1],[2],[4]	269,000,000
2017 Share Buy-Back Program | Retained earnings
Cancellation of shares		(3,000,000,000)
2017 Share Buy-Back Program | Called up share capital and share premium
Cancellation of shares	[1],[2]	2,731,000,000
2017 Share Buy-Back Program | HSBC Holdings | Merger reserve
Cancellation of shares		164,000,000
2017 Share Buy-Back Program | HSBC Holdings | Retained earnings
Cancellation of shares		(3,000,000,000)
2017 Share Buy-Back Program | HSBC Holdings | Share premium
Cancellation of shares		$ 2,836,000,000

[1]	For further details refer to Note 32 .In May 2018, HSBC announced a share buy-back of up to $2.0bn, which was completed in August 2018.
[2]	This includes a re-presentation of the cancellation of shares to retained earnings and capital redemption reserve in respect of the 2017 share buy-back, under which retained earnings have been reduced by $3,000m, called up capital and share premium increased by $2,731m and other reserves increased by $269m.
[3]	For further details, refer to Note 32. In February 2017, HSBC announced a share buy-back of up to $1.0bn, which was completed in April 2017. In July 2017, HSBC announced a share buy-back of up to $2.0bn, which was completed in November 2017. Shares bought back from these two buy-back programmes have been cancelled. In August 2016, HSBC announced a share buy-back of up to $2.5bn, which was completed in December 2016 and resulted in a net increase in shares held in treasury.
[4]	Statutory share premium relief under Section 131 of the Companies Act 1985 (the ‘Act’) was taken in respect of the acquisition of HSBC Bank plc in 1992, HSBC France in 2000 and HSBC Finance Corporation in 2003, and the shares issued were recorded at their nominal value only. In HSBC’s consolidated financial statements, the fair value differences of $8,290m in respect of HSBC France and $12,768m in respect of HSBC Finance Corporation were recognised in the merger reserve. The merger reserve created on the acquisition of HSBC Finance Corporation subsequently became attached to HSBC Overseas Holdings (UK) Limited (‘HOHU’), following a number of intra-Group reorganisations. During 2009, pursuant to Section 131 of the Companies Act 1985, statutory share premium relief was taken in respect of the rights issue and $15,796m was recognised in the merger reserve. The merger reserve includes a deduction of $614m in respect of costs relating to the rights issue, of which $149m was subsequently transferred to the income statement. Of this $149m, $121m was a loss arising from accounting for the agreement with the underwriters as a contingent forward contract. The merger reserve excludes the loss of $344m on a forward foreign exchange contract associated with hedging the proceeds of the rights issue.
[5]	Permitted transfers from the merger reserve to retained earnings were made when the investment in HSBC Overseas Holdings (UK) Limited was previously impaired. A part reversal of this impairment results in a transfer from retained earnings back to the merger reserve of $2,200m.
[6]	At 31 December 2018, retained earnings included 379,926,645 treasury shares (2017: 360,590,019; 2016: 353,356,251). In addition, treasury shares are also held within HSBC’s Insurance business retirement funds for the benefit of policyholders or beneficiaries within employee trusts for the settlement of shares expected to be delivered under employee share schemes or bonus plans, and the market-making activities in Global Markets.
[7]	Cumulative goodwill amounting to $5,138m has been charged against reserves in respect of acquisitions of subsidiaries prior to 1 January 1998, including $3,469m charged against the merger reserve arising on the acquisition of HSBC Bank plc. The balance of $1,669m has been charged against retained earnings.
[8]	During 2018, an actuarial gain of $1,180m has arisen as a result of the remeasurement of the defined benefit pension obligation of the HSBC Bank (UK) Pension Scheme. During 2017, an actuarial gain of $1,730m has arisen as a result of the remeasurement of the defined benefit pension obligation of the HSBC Bank (UK) Pension Scheme. Refer to Note 6 for further detail.
[9]	This includes a re-presentation of the cancellation of shares to retained earnings and capital redemption reserve in respect of the 2017 share buy-back, under which retained earnings has been reduced by $3,000m, share premium increased by $2,836m and other reserves increased by $164m.
[10]	HSBC Holdings distributable reserves at 31 December 2018 of $30,705m (2017: $38,031m) represents realised profits included in retained earnings of $14,974m (2017: $22,300m) and in merger reserve of $15,731m (2017: $15,731m). The distributable reserves are lower than retained earnings of $61,434m (2017: $23,903m). In 2018, income of $44,893m (2017:nil) generated from restructuring the Group’s Asia operation to meet resolution and recovery requirements does not form part of distributable reserves.
[11]	Permitted transfers from the merger reserve to retained earnings were made when the investment in HSBC Overseas Holdings (UK) Limited was previously impaired. A part reversal of this impairment results in a transfer from retained earnings back to the merger reserve of $2,200m.
[12]	At 31 December 2018, retained earnings includes 326,503,319 ($2,546m) of treasury shares (2017: 326,843,840 ($2,542m); 2016: 325,499,152 ($2,499m)). Treasury shares are held to fund employee share plans.